Government Bonds And Other Assets - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 20, 2020 MXN ($)	Dec. 31, 2025 MXN ($) serie	Mar. 31, 2026 MXN ($)	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Long-term debt, net of current portion		$ 1,186,070,119	$ 1,193,455,431
Financial arrangement, term	3 years
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		1,819,299
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt		19,942,808		$ 128,786,611
Long-term debt, net of current portion		20,095,070		$ 95,597,610
Fair value of the transferred assets		21,765,389
Fair value of associated financial liabilities		20,119,075
Fair value of transferred financial assets and associated financial liabilities, net		1,646,314
Interest		$ 152,262
Government Bonds | Fifteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie		1
Financial assets at amortised cost		$ 21,419,618
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 1,759,219
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount of debt issued	$ 95,597,610
Interest rate	8.56275%